Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet, including location of amounts reported in the accompanying consolidated balance sheets, that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
(in thousands)	2024	2023

Cash held in banks	$2,257	$813
Bank deposits in U.S. $ with original maturities of three months or less (annual average interest rate 2024 - 3.16%)	1,044	-
Total cash and cash equivalents	3,301	813
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	317	300
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,731	$1,226